Leases - Sublease Income Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 243
2023	278
2024	278
2025	278
2026	217
Thereafter	244
Total lease payments receivable	$ 1,538